Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance, Deferred Tax Asset, Change in Amount				$ 12	$ 8
Components of Deferred Tax Assets and Liabilities [Abstract]
Employee benefit plans	$ 130		$ 130	83
Capitalized expenditures for tax reporting	36		36	53
Net operating losses and carryforwards	1,385		1,385	1,508
All other	233		233	235
Valuation allowance	(1,687)		(1,687)	(1,710)
Total deferred tax assets	97		97	169
Fixed assets and intangibles	84		84	116
Investment in foreign affiliates, including withholding tax	36		36	96
All other	21		21	32
Total deferred tax liabilities	141		141	244
Net deferred tax liabilities	44		44	75
Annual limitations under IRC Section 382 and 383			120
Market capitalization	1,500		1,500
Valuation Allowances and Reserves, Balance	1,700		1,700
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	40		40	30
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	27		27	23
Reconciiation of Unrecognized Tax Benefits [Abstract]
Unrecognized Tax Benefits Beginning balance			73	117
Tax positions related to current periods
Additions			8	8
Tax positions related to prior periods
Additions	31		8	5
Reductions			(25)	(51)
Settlements with tax authorities	(25)		(1)	(4)
Lapses in statue of limitations			(2)	(2)
Effect of exchange rate changes			(1)
Unrecognized Tax Benefits Ending balance	60		60	73	117
Tax audit appeals and refund claims receivable	31		31
Domestic Country [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
U.S. foreign tax credit carryforwards	404		404
Operating Loss Carryforwards	1,600		1,600
Valuation Allowances and Reserves, Balance	1,200		1,200
State and Local Jurisdiction [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating Loss Carryforwards	18		18
Foreign Country [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax assets	51		51	42
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	1,200		1,200
U.S. foreign tax credit carryforwards	11		11
Valuation Allowances and Reserves, Balance	455		455
Domestic Country Foreign Country And Foreign Country Witholding Taxes [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Total deferred tax liabilities	27		27	32
Halla Visteon Climate Control [Member]
Tax positions related to prior periods
Income Tax Examination, Range of Possible Losses					25
Tax audit appeals payment				25
Proceeds from Income Tax Refunds		$ 11
Tax Adjustments, Settlements, and Unusual Provisions	3
Visteon Sistemas Automotivos [Member]
Tax positions related to prior periods
Tax audit appeals payment				15
Operating loss carryforwards realized after the Effective Date [Member] | Domestic Country [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Operating Loss Carryforwards	520		520
Tax credit carryforwards realized after the Effective Date [Member] | Domestic Country [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
U.S. foreign tax credit carryforwards	159		159
Other current assets [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Gross	20		20	22
Other Noncurrent Assets [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Gross	23		23	57
Other Current Liabilities [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Liabilities, Gross	3		3	43
Other Noncurrent Liabilities [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Liabilities, Gross	53		53	63
Taxes associated with management service fees [Member] | Halla Visteon Climate Control [Member]
Tax positions related to prior periods
Proceeds from Income Tax Refunds		5
Withholding tax on dividends paid [Member] | Halla Visteon Climate Control [Member]
Tax positions related to prior periods
Proceeds from Income Tax Refunds		$ 6
Discontinued Operations [Member]
Valuation Allowance, Deferred Tax Asset, Change in Amount					$ 5
Discontinued Operations [Member] | Other current assets [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Gross	21		21	14
Discontinued Operations [Member] | Other Noncurrent Assets [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Assets, Gross	17		17	12
Discontinued Operations [Member] | Other Current Liabilities [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Liabilities, Gross	2		2	0
Discontinued Operations [Member] | Other Noncurrent Liabilities [Member]
Components of Deferred Tax Assets and Liabilities [Abstract]
Deferred Tax Liabilities, Gross	$ 67		$ 67	$ 74